Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 01, 2012	Jan. 01, 2012	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Description of Business, Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number of publications the Company owns and operates				406
Number of states the Company's publications are owned and operated in				21
Number of years published, more than				100
Number of daily and weekly publications the Company initially acquired				166
Weeks of operations in the year				52	53
Days of operations in the year				364	366
Percent of the Company on current fiscal year				60.00%
Percent of newsprint purchased, or expected to be purchased, from one vendor			95.00%	75.00%	75.00%
Goodwill, balance for a reporting unit	$ 216	$ 385
Goodwill impairment		385		0	385	0
Goodwill impairment, subsequently reclassed to discontinued operations	216			216	385	0
Advertising expense				3,419	2,620	3,549
Changes in funded status of pension and other postretirement liabilities recognized in other comprehensive loss				(2,647)	(2,797)	(1,007)
Income taxes for changes in funded status of pension and other postretirement liabilities recognized in other comprehensive loss				$ 0	$ 0	$ 0
Building and Improvements [Member]
Description of Business, Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment useful life maximum (in years)				25
Machinery and Equipment [Member]
Description of Business, Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment useful life minimum (in years)				3
Property, plant and equipment useful life maximum (in years)				10
Furniture, Fixtures, and Computer Software [Member]
Description of Business, Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment useful life minimum (in years)				3
Property, plant and equipment useful life maximum (in years)				10